LVIP Macquarie High Yield Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–87.45%
Advertising–1.34%
Clear Channel Outdoor Holdings, Inc. 7.50% 3/15/33	430,000	$449,595
CMG Media Corp. 8.88% 6/18/29	920,000	844,946
Stagwell Global LLC 5.63% 8/15/29	865,000	840,277
		2,134,818
Aerospace & Defense–1.99%
Bombardier, Inc.
7.00% 6/1/32	65,000	67,937
7.25% 7/1/31	395,000	418,713
8.75% 11/15/30	695,000	749,482
Goat Holdco LLC 6.75% 2/1/32	385,000	394,625
TransDigm, Inc.
6.63% 3/1/32	180,000	185,318
6.88% 12/15/30	1,320,000	1,367,698
		3,183,773
Auto Parts & Equipment–3.16%
American Axle & Manufacturing, Inc. 6.38% 10/15/32	560,000	559,054
Clarios Global LP/Clarios U.S. Finance Co.
6.75% 2/15/30	622,000	642,532
6.75% 9/15/32	555,000	567,299
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75% 5/31/32	1,235,000	1,295,519
Goodyear Tire & Rubber Co. 5.25% 7/15/31	830,000	779,666
Phinia, Inc. 6.63% 10/15/32	410,000	422,560
ZF North America Capital, Inc. 6.75% 4/23/30	795,000	775,824
		5,042,454
Banks–4.13%
μBanco Santander SA 8.00% 2/1/34	1,200,000	1,319,611
μBank of Montreal 7.70% 5/26/84	585,000	619,930
μBarclays PLC 7.63% 3/15/35	1,255,000	1,329,903
μNordea Bank Abp 6.75% 11/10/33	795,000	806,523
μRoyal Bank of Canada 6.50% 11/24/85	800,000	792,258
μToronto-Dominion Bank 6.35% 10/31/85	800,000	802,000
μUBS Group AG
6.85% 9/10/29	200,000	206,237
7.13% 8/10/34	700,000	720,269
		6,596,731
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials–1.61%
AmeriTex HoldCo Intermediate LLC 7.63% 8/15/33	395,000	$411,111
Quikrete Holdings, Inc. 6.75% 3/1/33	835,000	868,144
Standard Building Solutions, Inc. 6.50% 8/15/32	835,000	856,728
Standard Industries, Inc. 3.38% 1/15/31	475,000	430,145
		2,566,128
Chemicals–2.47%
Celanese U.S. Holdings LLC
6.50% 4/15/30	63,000	63,412
6.75% 4/15/33	519,000	516,810
Cerdia Finanz GmbH 9.38% 10/3/31	845,000	894,644
Olin Corp. 6.63% 4/1/33	620,000	623,198
Olympus Water U.S. Holding Corp.
7.25% 6/15/31	200,000	202,755
7.25% 2/15/33	825,000	825,859
9.75% 11/15/28	775,000	813,363
		3,940,041
Commercial Services–5.51%
ADT Security Corp. 4.13% 8/1/29	970,000	938,006
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00% 5/21/30	385,000	398,205
AMN Healthcare, Inc. 6.50% 1/15/31	564,000	565,743
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75% 7/15/27	104,000	103,837
5.75% 7/15/27	95,000	94,514
Block, Inc. 6.00% 8/15/33	795,000	814,112
Cimpress PLC 7.38% 9/15/32	585,000	582,961
Herc Holdings, Inc.
7.00% 6/15/30	255,000	264,875
7.25% 6/15/33	175,000	182,683
ION Platform Finance U.S., Inc. 7.88% 9/30/32	200,000	198,686
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26	120,000	120,491
Raven Acquisition Holdings LLC 6.88% 11/15/31	755,000	775,889
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32	1,190,000	1,230,330
United Rentals North America, Inc. 3.88% 2/15/31	895,000	846,688
LVIP Macquarie High Yield Fund–1

LVIP Macquarie High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Wand NewCo 3, Inc. 7.63% 1/30/32	788,000	$830,253
Williams Scotsman, Inc. 6.63% 4/15/30	820,000	843,997
		8,791,270
Computers–1.64%
Amentum Holdings, Inc. 7.25% 8/1/32	1,070,000	1,111,052
CACI International, Inc. 6.38% 6/15/33	1,034,000	1,066,623
Seagate Data Storage Technology Pte. Ltd. 5.75% 12/1/34	450,000	448,551
		2,626,226
Cosmetics & Personal Care–0.46%
Opal Bidco SAS 6.50% 3/31/32	725,000	742,941
		742,941
Distribution/Wholesale–0.45%
Resideo Funding, Inc. 6.50% 7/15/32	705,000	722,558
		722,558
Diversified Financial Services–4.45%
μAir Lease Corp. 4.65% 6/15/26	905,000	893,092
Azorra Finance Ltd. 7.75% 4/15/30	860,000	905,054
CrossCountry Intermediate HoldCo LLC 6.50% 10/1/30	805,000	807,962
Focus Financial Partners LLC 6.75% 9/15/31	810,000	829,536
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00% 8/15/28	440,000	425,121
6.63% 10/15/31	800,000	805,327
OneMain Finance Corp.
6.63% 5/15/29	581,000	597,193
7.13% 9/15/32	192,000	198,343
PennyMac Financial Services, Inc.
6.88% 5/15/32	395,000	409,298
6.88% 2/15/33	590,000	609,533
Rocket Cos., Inc. 6.38% 8/1/33	78,000	80,505
UWM Holdings LLC 6.25% 3/15/31	546,000	543,400
		7,104,364
Electric–3.30%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38% 2/15/32	568,000	582,161
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Hawaiian Electric Co., Inc. 6.00% 10/1/33	479,000	$483,164
Lightning Power LLC 7.25% 8/15/32	1,010,000	1,069,303
NRG Energy, Inc. 6.00% 1/15/36	850,000	850,122
μVistra Corp.
7.00% 12/15/26	795,000	807,140
8.00% 10/15/26	760,000	777,372
Vistra Operations Co. LLC 6.95% 10/15/33	625,000	697,087
		5,266,349
Electronics–0.62%
Sensata Technologies BV 4.00% 4/15/29	1,030,000	988,463
		988,463
Engineering & Construction–0.53%
Arcosa, Inc. 6.88% 8/15/32	805,000	840,817
		840,817
Entertainment–1.52%
Caesars Entertainment, Inc.
6.00% 10/15/32	845,000	832,291
6.50% 2/15/32	390,000	397,795
7.00% 2/15/30	560,000	576,020
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63% 5/1/32	605,000	616,382
		2,422,488
Environmental Control–0.26%
Waste Pro USA, Inc. 7.00% 2/1/33	405,000	419,498
		419,498
Food–0.52%
Fiesta Purchaser, Inc.
7.88% 3/1/31	398,000	420,022
9.63% 9/15/32	385,000	415,643
		835,665
Forest Products & Paper–0.58%
Magnera Corp. 7.25% 11/15/31	980,000	922,160
		922,160
Health Care Products–0.53%
Avantor Funding, Inc. 3.88% 11/1/29	885,000	841,604
		841,604
LVIP Macquarie High Yield Fund–2

LVIP Macquarie High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–3.15%
Acadia Healthcare Co., Inc. 7.38% 3/15/33	830,000	$861,697
CHS/Community Health Systems, Inc.
4.75% 2/15/31	955,000	825,834
6.13% 4/1/30	200,000	145,067
6.88% 4/15/29	200,000	159,000
9.75% 1/15/34	580,000	594,210
DaVita, Inc.
3.75% 2/15/31	490,000	448,790
4.63% 6/1/30	480,000	460,027
Global Medical Response, Inc. 7.38% 10/1/32	674,000	693,755
Surgery Center Holdings, Inc. 7.25% 4/15/32	825,000	847,478
		5,035,858
Home Builders–0.64%
Forestar Group, Inc. 6.50% 3/15/33	405,000	414,316
K Hovnanian Enterprises, Inc. 8.00% 4/1/31	596,000	611,158
		1,025,474
Insurance–3.17%
Acrisure LLC/Acrisure Finance, Inc. 6.75% 7/1/32	770,000	792,857
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc. 7.50% 7/15/33	593,000	607,022
Ardonagh Finco Ltd. 7.75% 2/15/31	945,000	988,838
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25% 2/15/31	525,000	540,525
8.13% 2/15/32	480,000	497,999
HUB International Ltd. 7.38% 1/31/32	410,000	426,949
Jones Deslauriers Insurance Management, Inc.
6.88% 10/1/33	775,000	770,937
8.50% 3/15/30	412,000	432,851
		5,057,978
Internet–0.84%
Arches Buyer, Inc. 6.13% 12/1/28	490,000	480,341
Snap, Inc. 6.88% 3/1/33	835,000	853,452
		1,333,793
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel–0.71%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	1,130,000	$1,141,261
		1,141,261
Leisure Time–2.53%
Carnival Corp.
6.00% 5/1/29	895,000	908,359
6.13% 2/15/33	609,000	624,247
Life Time, Inc. 6.00% 11/15/31	835,000	848,330
Lindblad Expeditions LLC 7.00% 9/15/30	392,000	399,561
Royal Caribbean Cruises Ltd. 5.50% 4/1/28	1,239,000	1,263,114
		4,043,611
Lodging–0.54%
Boyd Gaming Corp. 4.75% 6/15/31	895,000	862,786
		862,786
Machinery Construction & Mining–1.04%
Manitowoc Co., Inc. 9.25% 10/1/31	815,000	855,108
Terex Corp. 6.25% 10/15/32	795,000	809,864
		1,664,972
Machinery Diversified–0.50%
Esab Corp. 6.25% 4/15/29	770,000	791,023
		791,023
Media–6.79%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 8/15/30	1,215,000	1,147,464
4.50% 5/1/32	230,000	209,315
5.38% 6/1/29	765,000	759,899
6.38% 9/1/29	830,000	841,401
CSC Holdings LLC
4.50% 11/15/31	625,000	406,422
5.00% 11/15/31	655,000	229,250
Gray Media, Inc.
5.38% 11/15/31	1,670,000	1,254,400
7.25% 8/15/33	340,000	336,924
McGraw-Hill Education, Inc. 7.38% 9/1/31	989,000	1,027,521
Midcontinent Communications 8.00% 8/15/32	790,000	813,939
Nexstar Media, Inc. 4.75% 11/1/28	640,000	624,667
Sirius XM Radio LLC
4.00% 7/15/28	920,000	888,972
4.13% 7/1/30	955,000	895,704
LVIP Macquarie High Yield Fund–3

LVIP Macquarie High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Univision Communications, Inc. 7.38% 6/30/30	865,000	$869,139
VZ Secured Financing BV 5.00% 1/15/32	595,000	538,307
		10,843,324
Mining–4.27%
Alumina Pty. Ltd. 6.13% 3/15/30	580,000	593,164
Arsenal AIC Parent LLC 8.00% 10/1/30	1,140,000	1,207,028
Capstone Copper Corp. 6.75% 3/31/33	1,037,000	1,068,140
Constellium SE 6.38% 8/15/32	1,250,000	1,277,749
Fortescue Treasury Pty. Ltd. 5.88% 4/15/30	685,000	702,039
Novelis Corp.
3.88% 8/15/31	195,000	177,779
4.75% 1/30/30	1,850,000	1,784,636
		6,810,535
Miscellaneous Manufacturing–0.95%
Amsted Industries, Inc. 6.38% 3/15/33	585,000	600,432
Enpro, Inc. 6.13% 6/1/33	890,000	909,619
		1,510,051
Office Business Equipment–0.15%
Zebra Technologies Corp. 6.50% 6/1/32	235,000	241,363
		241,363
Oil & Gas–4.91%
Civitas Resources, Inc. 8.63% 11/1/30	765,000	792,283
Crescent Energy Finance LLC 8.38% 1/15/34	354,000	358,672
Gulfport Energy Operating Corp. 6.75% 9/1/29	840,000	862,003
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	1,080,000	1,061,367
6.00% 2/1/31	469,000	451,675
6.25% 4/15/32	128,000	122,797
Matador Resources Co. 6.25% 4/15/33	590,000	592,772
Murphy Oil Corp. 6.00% 10/1/32	322,000	317,692
Nabors Industries, Inc.
8.88% 8/15/31	157,000	146,216
9.13% 1/31/30	282,000	293,280
Noble Finance II LLC 8.00% 4/15/30	625,000	646,912
Permian Resources Operating LLC 7.00% 1/15/32	535,000	554,869
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
SM Energy Co. 6.75% 8/1/29	290,000	$291,390
Sunoco LP 7.25% 5/1/32	460,000	482,761
Transocean International Ltd.
7.88% 10/15/32	205,000	205,000
8.00% 2/1/27	478,000	477,335
8.50% 5/15/31	180,000	176,406
		7,833,430
Oil & Gas Services–2.36%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63% 9/1/32	820,000	841,141
Aris Water Holdings LLC 7.25% 4/1/30	560,000	591,200
USA Compression Partners LP/USA Compression Finance Corp.
6.25% 10/1/33	778,000	780,976
6.88% 9/1/27	475,000	474,893
7.13% 3/15/29	320,000	330,024
Weatherford International Ltd. 8.63% 4/30/30	730,000	746,243
		3,764,477
Packaging & Containers–2.17%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00% 9/1/29	485,000	448,875
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30	500,000	513,621
Mauser Packaging Solutions Holding Co.
7.88% 4/15/27	560,000	565,490
9.25% 4/15/27	395,000	395,904
Sealed Air Corp. 6.50% 7/15/32	300,000	310,713
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31	200,000	209,864
Trivium Packaging Finance BV
8.25% 7/15/30	590,000	629,379
12.25% 1/15/31	357,000	386,396
		3,460,242
Pharmaceuticals–1.14%
Cheplapharm Arzneimittel GmbH 5.50% 1/15/28	413,000	402,367
Grifols SA 4.75% 10/15/28	610,000	592,531
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.13% 4/30/31	945,000	827,866
		1,822,764
LVIP Macquarie High Yield Fund–4

LVIP Macquarie High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines–3.39%
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28	405,000	$407,853
7.88% 5/15/32	195,000	203,376
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38% 2/15/32	790,000	809,470
NuStar Logistics LP
6.00% 6/1/26	642,000	644,333
6.38% 10/1/30	586,000	606,858
Rockies Express Pipeline LLC 6.75% 3/15/33	618,000	645,078
Venture Global LNG, Inc.
7.00% 1/15/30	405,000	419,080
8.38% 6/1/31	780,000	818,977
Venture Global Plaquemines LNG LLC 7.50% 5/1/33	780,000	861,908
		5,416,933
Real Estate Investment Trusts–1.05%
Millrose Properties, Inc. 6.38% 8/1/30	594,000	604,092
RHP Hotel Properties LP/RHP Finance Corp. 6.50% 6/15/33	775,000	798,165
Starwood Property Trust, Inc. 6.50% 7/1/30	261,000	269,963
		1,672,220
Retail–3.58%
Asbury Automotive Group, Inc.
4.63% 11/15/29	220,000	213,505
4.75% 3/1/30	660,000	642,787
Bath & Body Works, Inc.
6.88% 11/1/35	590,000	613,613
6.95% 3/1/33	431,000	449,994
@Carvana Co.
9.00% 6/1/30	308,850	323,124
9.00% 6/1/31	330,761	374,497
Murphy Oil USA, Inc. 3.75% 2/15/31	920,000	855,649
QXO Building Products, Inc. 6.75% 4/30/32	199,000	206,044
Victra Holdings LLC/Victra Finance Corp. 8.75% 9/15/29	630,000	660,475
White Cap Buyer LLC 6.88% 10/15/28	1,381,000	1,376,897
		5,716,585
Semiconductors–0.53%
Entegris, Inc.
4.75% 4/15/29	437,000	433,252
5.95% 6/15/30	410,000	415,752
		849,004
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software–1.95%
AthenaHealth Group, Inc. 6.50% 2/15/30	420,000	$416,564
Capstone Borrower, Inc. 8.00% 6/15/30	481,000	503,025
Cloud Software Group, Inc. 6.50% 3/31/29	2,170,000	2,189,574
		3,109,163
Telecommunications–5.48%
CommScope LLC 8.25% 3/1/27	585,000	591,394
CommScope Technologies LLC 5.00% 3/15/27	265,000	262,917
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29	875,000	919,979
Consolidated Communications, Inc.
5.00% 10/1/28	365,000	369,563
6.50% 10/1/28	760,000	772,350
Digicel International Finance Ltd./Difl U.S. LLC 8.63% 8/1/32	200,000	205,637
Frontier Communications Holdings LLC
5.88% 11/1/29	435,000	439,577
6.00% 1/15/30	230,000	232,705
6.75% 5/1/29	515,000	520,137
Maya SAS/Paris France 8.50% 4/15/31	1,210,000	1,297,717
μRogers Communications, Inc. 7.13% 4/15/55	715,000	758,017
Sable International Finance Ltd. 7.13% 10/15/32	845,000	858,003
Vmed O2 U.K. Financing I PLC 4.75% 7/15/31	1,000,000	941,246
Windstream Services LLC 7.50% 10/15/33	575,000	574,845
		8,744,087
Trucking & Leasing–0.54%
FTAI Aviation Investors LLC 7.00% 6/15/32	820,000	858,148
		858,148
Total Corporate Bonds (Cost $137,314,955)		139,597,430
LOAN AGREEMENTS–6.51%
•Applied Systems, Inc. 8.50% (3 mo. USD Term SOFR + 4.50%) 2/23/32	763,000	779,374
•Bausch & Lomb Corp. 8.41% (1 mo. USD Term SOFR + 4.25%) 1/15/31	744,951	744,333
LVIP Macquarie High Yield Fund–5

LVIP Macquarie High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•CD&R Hydra Buyer, Inc. 8.26% (1 mo. USD Term SOFR + 4.00%) 3/25/31	812,625	$806,871
•Clarios Global LP 6.91% (1 mo. USD Term SOFR + 2.75%) 1/28/32	315,000	314,902
Clover Holdings 2 LLC 7.75% 12/9/31	917,700	922,867
Clydesdale Acquisition Holdings, Inc.
✠0.00% 4/1/32	1,949	1,945
•7.41% (1 mo. USD Term SOFR + 3.25%) 4/1/32	111,187	110,986
•CommScope, Inc. 8.91% (1 mo. USD Term SOFR + 4.75%) 12/17/29	400,000	404,500
Cotiviti Corp. 7.63% 5/1/31	806,000	808,265
•Flynn Restaurant Group LP 7.91% (1 mo. USD Term SOFR + 3.75%) 1/28/32	459,690	460,122
•Form Technologies LLC 10.08% (3 mo. USD Term SOFR + 5.75%) 7/19/30	363,090	318,005
∞•Heartland Dental LLC 7.91% (1 mo. USD Term SOFR + 3.75%) 8/25/32	1,226,364	1,223,617
•Hunter Douglas, Inc. 7.25% (3 mo. USD Term SOFR + 3.25%) 1/20/32	379,442	379,442
•INEOS Quattro Holdings U.K. Ltd. 8.41% (1 mo. USD Term SOFR + 4.25%) 10/7/31	398,000	340,955
•Instructure Holdings, Inc. 9.21% (6 mo. USD Term SOFR + 5.00%) 11/12/32	296,000	299,238
•Scientific Games Holdings LP 7.29% (3 mo. USD Term SOFR + 3.00%) 4/4/29	1,228,794	1,217,894
•Staples, Inc. 10.05% (3 mo. USD Term SOFR + 5.75%) 9/4/29	846,450	800,835
•Univision Communications, Inc. 8.25% (3 mo. USD Term SOFR + 4.25%) 6/24/29	70,005	69,969
USALCO LLC
✠1.00% 9/30/31	35,962	35,872
•7.66% (1 mo. USD Term SOFR + 3.50%) 9/30/31	346,425	345,559
Total Loan Agreements (Cost $10,483,011)		10,385,551
NON-AGENCY ASSET-BACKED SECURITIES–3.51%
•AGL CLO 3 Ltd. Series 2020-3A Class ER 9.57% (3 mo. USD Term SOFR + 5.25%) 4/15/38	250,000	236,424
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•AIMCO CLO 19 Ltd. Series 2024-19A Class E 9.33% (3 mo. USD Term SOFR + 5.00%) 10/20/37	150,000	$150,321
•Ballyrock CLO 18 Ltd. Series 2021-18A Class DR 10.07% (3 mo. USD Term SOFR + 5.75%) 4/15/38	250,000	242,203
•Ballyrock CLO 25 Ltd. Series 2023-25A Class DR 9.12% (3 mo. USD Term SOFR + 4.80%) 1/25/38	250,000	244,223
•Barings CLO Ltd.
Series 2018-2A Class ER 11.22% (3 mo. USD Term SOFR + 6.90%) 7/15/36	150,000	151,504
Series 2024-2A Class E 10.22% (3 mo. USD Term SOFR + 5.90%) 7/15/39	150,000	150,654
•BBAM U.S. CLO III Ltd. Series 2023-3A Class D 12.92% (3 mo. USD Term SOFR + 8.60%) 10/15/38	250,000	250,000
•Bear Mountain Park CLO Ltd. Series 2022-1A Class ER 10.27% (3 mo. USD Term SOFR + 5.95%) 7/15/37	150,000	150,374
•Benefit Street Partners CLO Ltd. Series 2015-6BR Class ER 9.08% (3 mo. USD Term SOFR + 4.75%) 4/20/38	220,000	220,158
•Benefit Street Partners CLO XII-B Ltd. Series 2017-12BRA Class E 10.57% (3 mo. USD Term SOFR + 6.25%) 10/15/37	150,000	152,076
•Brookhaven Park CLO Ltd. Series 2024-1A Class E 10.83% (3 mo. USD Term SOFR + 6.50%) 4/19/37	250,000	252,195
•Carlyle U.S. CLO Ltd.
Series 2024-1A Class E 11.24% (3 mo. USD Term SOFR + 6.92%) 4/15/37	250,000	252,837
Series 2024-5A Class E 9.97% (3 mo. USD Term SOFR + 5.65%) 10/25/36	250,000	252,088
•CBAMR LLC Series 2021-15A Class ER 9.83% (3 mo. USD Term SOFR + 5.50%) 1/20/38	250,000	248,859
•Dryden 109 CLO Ltd. Series 2022-109A Class ER 9.67% (3 mo. USD Term SOFR + 5.35%) 4/15/38	250,000	250,104
LVIP Macquarie High Yield Fund–6

LVIP Macquarie High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Elmwood CLO IX Ltd. Series 2021-2A Class ER 8.98% (3 mo. USD Term SOFR + 4.65%) 4/20/38	150,000	$150,715
•Invesco U.S. CLO Ltd. Series 2024-3A Class E 10.83% (3 mo. USD Term SOFR + 6.50%) 7/20/37	250,000	252,222
•KKR CLO 27 Ltd. Series 27A Class ER2 10.57% (3 mo. USD Term SOFR + 6.25%) 1/15/35	250,000	246,335
•Madison Park Funding XXX Ltd. Series 2018-30A Class ER 10.72% (3 mo. USD Term SOFR + 6.40%) 7/16/37	150,000	150,911
•Magnetite XLV Ltd. Series 2025-45A Class E 8.79% (3 mo. USD Term SOFR + 4.50%) 4/15/38	200,000	199,435
•Neuberger Berman CLO XX Ltd. Series 2015-20A Class ER3 9.07% (3 mo. USD Term SOFR + 4.75%) 4/15/39	250,000	250,903
•Oaktree CLO Ltd.
Series 2019-3A Class ER2 11.08% (3 mo. USD Term SOFR + 6.75%) 1/20/38	200,000	200,482
Series 2020-1A Class ERR 9.32% (3 mo. USD Term SOFR + 5.00%) 1/15/38	200,000	198,200
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•OHA Credit Funding 11 Ltd. Series 2022-11A Class ER 9.73% (3 mo. USD Term SOFR + 5.40%) 7/19/37	150,000	$151,120
•OHA Credit Funding 9 Ltd. Series 2021-9A Class ER 9.83% (3 mo. USD Term SOFR + 5.50%) 10/19/37	150,000	150,938
•Palmer Square CLO Ltd. Series 2024-2A Class D2 8.68% (3 mo. USD Term SOFR + 4.35%) 7/20/37	250,000	251,893
•Storm King Park CLO Ltd. Series 2022-1A Class ER 10.47% (3 mo. USD Term SOFR + 6.15%) 10/15/37	200,000	200,430
Total Non-Agency Asset-Backed Securities (Cost $5,646,436)		5,607,604

	Number of Shares
MONEY MARKET FUND–3.25%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	5,187,975	5,187,975
Total Money Market Fund (Cost $5,187,975)		5,187,975

TOTAL INVESTMENTS–100.72% (Cost $158,632,377)	160,778,560

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.72%)	(1,153,781)
NET ASSETS APPLICABLE TO 35,273,275 SHARES OUTSTANDING–100.00%	$159,624,779

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
@PIK. 100% of the income received was in the form of additional par.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
∞Delayed settlement. Interest rate to be determined upon settlement date.

LVIP Macquarie High Yield Fund–7

LVIP Macquarie High Yield Fund
Schedule of Investments (continued)
Summary of Abbreviations:
CLO–Collateralized Loan Obligation
LNG–Liquefied Natural Gas
SOFR–Secured Overnight Financing Rate
LVIP Macquarie High Yield Fund–8